Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jul. 08, 2022	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 78,713,885	$ 99,039,172			$ 142,737,362	$ 102,601,252	$ 26,690,276
Trade and other receivables	3,564,333	2,847,229
Prepayments	1,859,797	1,958,269
Assets classified as held for sale	2,219,952
Total current assets	89,153,275	116,148,207
Non-current assets
Exploration and evaluation assets	0	2,212,013			2,218,238
Investment securities at fair value through profit or loss	16,666,665	16,490,271
Other assets	1,254,826	168,574
Total non-current assets	174,189,768	161,276,351
Total assets	263,343,043	277,424,558
Current liabilities
Payables	1,342,369	4,108,380
Total current liabilities	7,840,362	8,465,141
Non-current liabilities
Derivative financial instruments	866,278
Borrowings	63,220,501	35,077,588
Total non-current liabilities	71,566,406	42,903,148
Total liabilities	79,406,768	51,368,289
Net assets	183,936,275	226,056,269
Equity [abstract]
Contributed equity	338,425,286	338,108,198	$ 12,283	$ 338,011,842	338,108,198
Reserves	30,358,828	26,547,649
Accumulated losses	(184,847,839)	(138,599,578)
Total equity	183,936,275	226,056,269			$ 251,133,478	$ 138,449,834	$ 44,527,798
Parent
Current assets
Cash and cash equivalents	72,819,657	84,366,622
Trade and other receivables	62,513	36,298
Prepayments	12,992	901,634
Current assets	72,895,162	85,304,554
Assets classified as held for sale	2,372,886
Total current assets	75,268,048	85,304,554
Non-current assets
Amounts due from related parties	121,976,670	124,178,058
Exploration and evaluation assets		2,364,946
Investment securities at fair value through profit or loss	16,429,244	16,490,271
Other assets	5,741	7,468
Total non-current assets	138,411,655	143,040,743
Total assets	213,679,703	228,345,297
Current liabilities
Payables	322,941	2,289,028
Total current liabilities	322,941	2,289,028
Non-current liabilities
Derivative financial instruments	866,278
Borrowings	28,554,209
Total non-current liabilities	29,420,487
Total liabilities	29,743,428	2,289,028
Net assets	183,936,275	226,056,269
Equity [abstract]
Contributed equity	338,425,286	338,108,198
Reserves	25,017,175	20,318,892
Accumulated losses	(179,506,186)	(132,370,821)
Total equity	$ 183,936,275	$ 226,056,269